Loss Per Share - Schedule of Calculation of Basic and Diluted Loss Per Share (Detail) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 CNY (¥) ¥ / shares shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 CNY (¥) ¥ / shares shares	Mar. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (2,223,638)	$ (314,039)	¥ (486,275)	¥ (558,169)
Accretion of convertible redeemable preferred shares to redemption value			(509,904)	(688,240)
Deemed dividends to preferred shareholders	(89,076)		(89,076)
Net loss attributable to ordinary shareholders-Basic and Diluted	¥ (2,223,638)	$ (314,039)	¥ (1,085,255)	¥ (1,246,409)
Denominator:
Weighted average number of ordinary shares-Basic and Diluted | shares	2,718,827,977	2,718,827,977	1,247,998,533	550,793,455
Basic and diluted loss per share | ¥ / shares	¥ (0.82)		¥ (0.87)	¥ (2.26)